CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS € in Thousands, $ in Thousands	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 177,666	$ 49,850
Accounts receivable	1,500	1,385
Inventory	6,141	5,878
Prepaid expenses and deposits	7,109	1,152
Total current assets	192,416	58,265
Non-current assets:
Investments subject to significant influence	6,999	7,701
Other investments	1,621	1,802
Exploration mineral interests	84,744	73,039
Property, plant and equipment	3,670	2,523
Intangible assets	1,942	4,340
Other non-current assets	3,410	5,861
Total assets	294,802	153,531
Current liabilities:
Accounts payable and accrued liabilities	17,256	10,195
Deferred consideration payable	0	26,562
Lease liabilities, current	289	342
Contract liability	2,751	3,484
Total current liabilities	20,296	40,583
Non-current liabilities:
Deferred income taxes	4,329	5,382
Convertible debt	25,398	78,832
Lease liabilities, net of current portion	928	55
Other non-current liabilities	363	865
Total liabilities	51,314	125,717
Commitments and contingencies (Note 15)
Equity:
Preferred stock, par value $0.0001; 50,000,000 shares authorized; none issued and outstanding
Common stock, par value $0.0001; 700,000,000 shares authorized; 92.9 million shares issued and outstanding as of June 30, 2022 (December 31, 2021 - 63.9 million)	9	6
Additional paid-in capital	407,203	75,743
Accumulated deficit	(162,520)	(52,314)
Accumulated other comprehensive income	(852)	(1,502)
Equity attributable to common stockholders	243,840	21,933
Non-controlling interests	(352)	5,881
Total equity	243,488	27,814
Total liabilities and equity	$ 294,802	$ 153,531